Long-term debt (Details 2) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2007
Summary of carrying amount of outstanding Eurobond and fair value of interest rate swaps
Principal amount	€ 600,000		€ 600,000
Carrying amount	710,095	695,618
5.75 percent Eurobond [Member]
Summary of carrying amount of outstanding Eurobond and fair value of interest rate swaps
Principal amount	600,000	600,000
Fair value interest rate swaps	110,095	95,618
Carrying amount	€ 710,095	€ 695,618